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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654


                      	Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


              Pioneer Floating Rate Trust

              SCHEDULE OF INVESTMENTS 2/28/06 (unaudited)

    Principal
    Amount
    USD ($)                                              Value

              SENIOR SECURED FLOATING RATE
              LOAN INTERESTS  - 139.2%  of Net Assets*

              Aerospace & Defense - 4.7%
    3,465,000 American Airlines, Inc., Term Loan, 8.12 $         3,523,472
    3,990,000 DeCrane Aircraft Holdings, Inc., First L            4,019,925
    4,962,500 DynCorp International, LLC (Di Finance),             5,016,259
    1,428,928 Hunter Defense Holdings, Inc., Term Loan            1,439,645
    1,000,000 IAP Worldwide Services, Inc., First Lien             1,015,000
    1,000,000 Northwest Airlines Corp., Tranche A Term             1,014,643
    2,970,000 Northwest Airlines Corp., Tranche B Term           3,040,273
    3,000,000 Vought Aircraft Industries, Inc., Tranch            3,033,375
                                                       $       22,102,592
              Broadcasting - 3.8%
    2,500,000 Enterprise NewsMedia, LLC, Term Loan, 7. $        2,509,062
    748,125   Montecito Broadcast Group, LLC, First Li                760,516
    980,075   NEP Supershooters, L.P., First Lien Term               995,389
    1,485,000 NEP Supershooters, L.P., First Lien Term            1,508,203
    7,000,000 Paxson Communications Corp., First Lien              7,021,875
EURO500,000   TDF SA, Facility Term Loan B, 4.166%, 3/               603,789
EURO500,000   TDF SA, Facility Term Loan D, 5.791%, 3/                606,557
    1,133,333 Telewest Communications Networks, Ltd.,              1,132,980
    866,667   Telewest Communications Networks, Ltd.,                869,287
    1,990,000 Young Broadcasting, Inc., Term Loan, 6.7            1,997,462
                                                       $        18,005,120
              Cable - 13.7%
    2,994,976 Adelphia Communications, Tranche B DIP T $         3,009,951
    6,500,000 Century Cable Holdings, LLC, Discretiona           6,370,000
    2,000,000 Century Cable Holdings, LLC, Term Loan,             1,965,834
    12,802,752Charter Communications Operating, LLC, T         12,964,669
EURO3,000,000 Iesy Hessen GmbH & Co. KG, Term Loan B 4           3,599,839
EURO6,000,000 Iesy Hessen GmbH & Co. KG, Term Loan C,            7,224,629
    9,000,000 NTL Investment Holdings, Ltd., Sub-Tranc            9,050,625
    5,000,000 Olympus Cable Holdings, LLC, Term Loan A            4,899,610
    1,982,538 PanAmSat Corp., Tranche B-1 Term Loan, 6            2,009,179
CAD 5,000,000 Persona Cable, Tranche A, 3.25%, 4/27/09           4,262,050
    2,000,000 UPC Broadband Holding B.V., Facility Ter           2,026,608
    1,984,887 WideOpenWest Finance, LLC, Additional Te             1,991,089
    4,410,170 WideOpenWest Finance, LLC, Term  Loan B,           4,423,952
                                                       $      63,798,035
              Chemicals - 1.8%
    83,333    Basell  BV, Facility USD Term Loan B4, 6 $               84,277
    83,333    Basell  BV, Facility USD Term Loan C4, 3                 84,649
    416,667   Basell USA, Inc., Facility Term Loan B2,               424,219
    416,667   Basell USA, Inc., Facility Term Loan C2,               424,219
    3,212,190 Celanese Holdings, LLC (BCP Caylux), Ter           3,253,948
    1,901,260 Huntsman International, LLC, Term Dollar             1,914,627
    1,985,000 PQ Corp., Term Loan, 6.563%, 2/11/12                 2,011,053
                                                       $         8,196,992
              Consumer - Durables - 0.2%
    1,000,000 Rexair, LLC, Second Lien Term Loan, 11.6 $            995,000

              Consumer - Non-Durables - 4.5%
    1,856,111 American Safety Razor Co., Tranche B Loa $         1,883,953
    2,268,000 Camelbak Products, LLC, First Lien Term               2,197,125
    1,000,000 Camelbak Products, LLC, Second Lien Term               962,500
    3,824,425 CEI Holdings, Inc. (Cosmetic Essence), F           3,709,692
    2,816,471 Eastman Kodak Co., Term B-1 Advance Loan           2,848,742
    897,733   Herbalife International, Inc., Term Loan                906,710
    2,000,000 MD Beauty, Inc., Second Lien Term Loan,             2,023,750
    995,000   Mega Bloks, Inc., Facility Term Loan B,             1,002,462
    1,970,800 Polaroid Corp., Term Loan, 11.625%, 4/27              1,975,727
    1,750,000 Revlon Consumer Products Corp., Term Loa             1,804,142
    1,877,011 Visant Corp., Tranche C Term Loan, 6.777             1,904,776
                                                       $        21,219,579
              Consumer - Products - 0.3%
    1,185,185 Playpower, Inc., Dollar Term Loan, 7.53% $           1,201,481

              Diversified Media - 3.3%
    7,691,875 ALM Media Holdings, Inc., First Lien Ter $            7,711,105
    5,000,000 MGM Holdings II, Inc./LOC Acquisition Co           5,064,490
    992,500   North American Membership Group, Inc., F               987,538
    1,477,500 Wallace Theater Corporation (Hollywood T            1,490,428
                                                       $         15,253,561
              Energy - 7.0%
    4,962,500 ATP Oil & Gas Corp., Term Loan, 9.49% -  $           5,105,172
    2,992,500 Cheniere LNG Holdings, LLC, Term Loan, 6             3,031,777
    2,000,000 Coffeyville Resources, LLC, Second Lien            2,066,876
    3,959,865 Ferrell Companies, Inc., Term Loan, 7.98            4,019,263
    3,000,000 Hawkeye Renewables, LLC, Term Loan, 6.92           2,990,625
    5,733,333 Mainline, L.P., Term Loan, 6.295%, 12/17            5,776,333
    2,750,554 NSG Holdings II, LLC, Initial Term Loan,             2,787,516
    4,463,500 Regency Gas Services, LLC, New Term Loan            4,524,873
    369,409   SemCrude, L.P., U.S. Term Loan, 6.741% -                374,257
    2,000,000 TARH E&P Holdings, LP, Second Lien Term            2,005,000
                                                       $      32,681,692

              Financial - 1.7%
    2,000,000 Ameritrade Holding Corp., Term B Advance $         2,014,626
    1,000,000 ARG Holdings, Inc. (Alliant Resources Gr             1,015,000
    1,923,077 FleetCor Technologies Operating Co., LLC             1,923,077
    1,000,000 HMSC Corp., First Lien Term Loan, 7.35%,             1,012,500
    2,000,000 LPL Holdings, Inc., Tranche B Term Loan,             2,011,250
                                                       $         7,976,453

              Food & Drug - 2.9%
    4,854,315 Jean Coutu Group (PJC), Inc., Term Loan  $         4,918,363
    995,000   Sturm Foods, Inc., First Lien Term Loan,              1,010,547
    4,500,000 Sturm Foods, Inc., Second Lien Term Loan            4,567,500
    1,967,245 Vitaquest International, LLC, First Lien            1,962,327
    1,000,000 Vitaquest International, LLC, Second Lie               945,000
                                                       $       13,403,737

              Food & Tobacco - 8.6%
    995,000   AFC Enterprises, Inc., Tranche B Term Lo $          1,007,437
    2,790,000 Captain D's, LLC, First Lien Term Loan,             2,817,900
    3,850,909 Carrols Corp., Term Loan B, 7.0%, 12/31/            3,912,285
    1,978,333 Commonwealth Brands, Inc., Term Loan, 7.           2,004,299
    5,882,196 DS Water Enterprises, L.P., Term Loan, 9            5,749,846
    600,000   Krispy Kreme Doughnut Corp., Second Lien               621,000
    2,382,000 Krispy Kreme Doughnut Corp., Second Lien            2,465,370
    8,068,962 Merisant Co., Tranche B Term Loan, 7.918           7,483,963
    2,000,000 National Distributing Co., Inc., Second            2,005,000
    1,000,000 New World Restaurant Group, Inc., First              1,007,500
    2,852,001 PBM Products, LLC, Term Loan B, 7.58% -            2,884,086
    4,035,441 Pinnacle Foods Group, Inc., Term Loan, 7            4,106,566
    2,000,000 Real Mex Restaurants, Inc, Term Loan, 14           2,040,000
    2,000,000 Trustreet Properties, Inc., Term Loan, 6           2,020,000
                                                       $       40,125,252
              Forest Products/Containers - 4.8%
    10,000,000Georgia-Pacific Corp., First Lien Term B $        10,089,170
    9,000,000 Georgia-Pacific Corp., Second Lien Term              9,194,319
    2,969,773 U.S. Can Corp., Term Loan B, 8.36%, 1/10            2,995,759
                                                       $      22,279,248
              Gaming & Leisure - 11.8%
    11,442,500Blockbuster, Inc., Tranche B Term Loan,  $          11,113,528
    1,085,000 BRE/ESA Mezz5, LLC, Mezzanine D Term Loa              1,079,575
    5,915,000 BRE/Homestead Mezz4, LLC, Mezzanine D Te            5,885,425
    1,990,750 CCM Merger, Inc. (Motor City Casino), Te            2,009,413
    600,000   Fontainebleu Florida Hotel, LLC, Tranche              600,000
    400,000   Fontainebleu Florida Hotel, LLC, Tranche              400,000
    1,496,250 Kuilima Resort Co. (Turtle Bay), First L            1,509,342
    4,548,042 Lake at Las Vegas Joint Venture, First L            4,561,036
    6,876,821 OpBiz, LLC, New Term Loan A, 5.305% - 7.              6,751,319
    17,576    OpBiz, LLC, New Term Loan B, 8.055%, 8/2                   17,279
    5,310,574 Resorts International Holdings, LLC, Sec            4,945,472
    3,943,884 Resorts International Holdings, LLC, Ter            3,938,955
    3,190,394 Six Flags Theme Parks, Inc., Tranche B T             3,232,517
    995,000   Trump Entertainment Resorts Holdings, L.            1,007,438
    6,000,000 Wynn Las Vegas, LLC, Term Loan, 6.685%,             6,068,124
    1,936,000 Yellowstone Mountain Club, LLC, Loan, 6.            1,946,083
                                                       $       55,065,506
              Healthcare - 11.0%
    2,000,000 Accellent, Inc., Term Loan, 6.394%, 11/2 $        2,020,626
    1,877,853 Aircast, LLC, First Lien Term Loan, 7.08              1,893,110
    5,427,724 Alliance Imaging, Inc., Tranche C1 Term             5,436,544
    2,127,857 AMR HoldCo, Inc. EmCare HoldCo, Inc., Te             2,154,455
    1,000,000 Capella Healthcare, Inc., First Lien Ter             1,009,375
    2,992,500 DaVita, Inc., Tranche B Term Loan, 6.54%           3,039,880
    5,000,000 FHC Health Systems, Inc., Third Lien Ter            5,087,500
    3,023,243 Hanger Orthopedic Group, Inc., Tranche B           3,068,592
    1,925,000 Healthcare Partners, LLC, Term Loan, 6.8            1,944,853
    3,917,813 HealthSouth Corp., Term Loan, 7.11%, 3/2            3,936,179
    1,062,500 HealthSouth Corp., Tranche B Letter of C             1,067,481
    679,487   Matria Healthcare, Inc., First Lien Tran                 687,131
    320,513   Matria Healthcare, Inc., First Lien Tran                 321,514
    1,295,238 MMM Holding, Inc./NAMM Holdings, Inc., T            1,303,333
    2,000,000 QTC Acquisition, Inc., First Lien Term L            2,015,000
    2,481,250 Reliant Pharmaceuticals, Inc., First Lie           2,506,063
    1,995,000 Renal Advantage, Inc., Tranche B Term Lo             2,015,574
    823,529   Rural/Metro Operating Co., LLC, Letter o               835,882
    2,635,294 Rural/Metro Operating Co., LLC, Term Loa           2,674,824
    1,990,000 Skilled Healthcare Group, Inc., First Li              2,011,144
    2,000,000 Triumph HealthCare Second Holdings, LLC,            1,903,334
    66,246    Warner Chilcott Co., Inc., Dovobet Delay                  66,779
    331,230   Warner Chilcott Co., Inc., Dovonex Delay              333,896
    2,454,935 Warner Chilcott Co., Inc., Tranche B Acq           2,474,690
    998,285   Warner Chilcott Corp., Tranche C Acquisi             1,006,318
    461,213   Warner Chilcott Holdings Co. III, Ltd.,               464,924
                                                       $        51,279,001

              Housing - 8.6%
    3,474,286 Associated Materials, Inc., Term Loan, 6 $          3,472,114
    6,854,034 Atrium Companies, Inc., Term Loan, 7.91%           6,892,588
    2,500,000 BioMed Realty, L.P., Senior Secured Term            2,506,250
    533,333   Builders FirstSource, Inc., Term Loan, 7               534,667
    1,000,000 Contech Construction Products, Inc., New              1,013,125
    2,849,952 Custom Building Products, Inc., First Li            2,873,108
    1,481,250 Desa, LLC, Term Loan, 9.5% - 11.5%, 11/2              1,465,512
    1,000,000 Edge Star Partners, LLC (Harmon Koval),                995,000
    3,500,000 Edge Star Partners, LLC (Harmon Koval),            3,500,000
    1,370,467 LNR Property Corp., Tranche A Term Loan,            1,379,032
    5,432,620 LNR Property Corp., Tranche B Term Loan,            5,488,647
    997,500   Pivotal Promontory, LLC, First Lien Term               995,006
    5,000,000 TWLDC Holdings, L.P., Mezzanine Loan, 8.            5,075,000
    4,000,000 Woodlands Commercial Properties Co., L.P           4,030,000
                                                       $     40,220,049
              Information Technology - 9.0%
    925,000   ACI Billing Services, Inc., First Lien T $            936,563
    2,000,000 ClientLogic Corp., Second Lien Term Loan           2,020,000
    3,000,000 Corel Corp., Second Lien Term Loan, 12.5            3,015,000
    3,841,292 Data Transmissions Network Corp., Tranch            3,879,705
    4,000,000 GXS Worldwide, Inc., First Lien Term Loa           3,950,000
    2,000,000 GXS Worldwide, Inc., Second Lien Term Lo            2,010,000
    447,750   Infor Global Solutions European Finance,              448,030
    1,125,000 Infor Global Solutions European Finance,                1,151,719
    983,333   Inovis International, Inc, Term Loan, 7.              983,333
    961,281   IPC Acquisition Corp., First Lien Tranch               973,897
    1,000,000 IPC Acquisition Corp., Second Lien Term             1,005,000
    547,250   Magellan Holdings, Inc., First Lien U.S.                547,592
    1,875,000 Magellan Holdings, Inc., Second Lien U.S              1,919,531
    4,851,915 ON Semiconductor Corp., Term Loan H, 7.1           4,895,888
    2,000,000 Open Solutions, Inc., First Lien Term Lo            2,027,500
    6,965,000 SunGard Data Systems, Inc. (Solar Capita            7,072,895
    3,970,000 Telcordia Technologies, Inc., Term Loan,            3,932,781
    1,333,333 Vertafore, Inc., First Lien Initial Term            1,350,833
                                                       $       42,120,267
              Manufacturing - 2.8%
    2,655,000 Alliance Laundry Systems, LLC, Term Loan $         2,693,166
    995,002   Brand Services, Inc., Term Loan B, 7.29%              1,010,134
    2,772,889 Maxim Crane Works, L.P., First Lien Term           2,798,308
    1,995,000 Mueller Group, LLC, Term Loan, 6.466% -             2,021,897
    2,269,344 Unifrax Corp., New Term Loan, 6.875%, 3/            2,306,221
    2,000,000 Wire Rope Corporation of America, Inc.,            2,070,000
                                                       $       12,899,726
              Media - 0.9%
    704,088   Knology, Inc., First Lien Term Loan, 10. $              731,371
    3,035,931 Knology, Inc., Second Lien Term Loan, 14            3,309,165
                                                       $        4,040,536

              Metals & Minerals - 3.2%
    1,500,000 Gibraltar Industries, Inc., Term Loan, 6 $            1,511,250
    4,457,481 Murray Energy Corp., Tranche B Term Loan           4,468,625
    5,436,238 Trout Coal Holdings, LLC, First Lien Ter             5,381,875
    3,465,066 Tube City, LLC, First Lien Tranche C Ter             3,517,042
                                                       $       14,878,792
              Retail - 8.7%
    4,950,000 Dollarama Group, L.P., Term Loan B, 6.91 $         5,005,687
    3,577,938 Harbor Freight Tools USA, Inc., Term Loa            3,619,084
    15,183,955Home Interiors & Gifts, Inc., Initial Te           14,159,038
    995,000   MAPCO Express, Inc./MAPCO Family Centers             1,008,681
    1,125,000 Movie Gallery, Inc., Term Loan A, 8.03%,             1,054,687
    9,713,750 Movie Gallery, Inc., Term Loan B, 8.28%,             9,010,513
    6,645,570 Neiman Marcus Group, Inc., Term Loan, 6.            6,749,407
                                                       $      40,607,097
              Service - 1.9%
    863,636   Envirocare of Utah, LLC, New Term Loan,  $            873,532
    2,815,721 Headwaters, Inc., First Lien Term Loan,             2,839,185
    1,717,963 Outsourcing Solutions, Inc., Term Loan,              1,722,258
    3,000,000 Penhall International Corp., Second Lien            3,037,500
    500,000   Survey Sampling International, LLC, Seco                505,313
                                                       $         8,977,788
              Telecommunications - 8.6%
    3,000,000 Alaska Communications Systems Holdings,  $        3,028,500
    3,000,000 MetroPCS Wireless, Inc., First Lien Tran           3,096,249
    2,000,000 MetroPCS Wireless, Inc., 2nd Lien Term L             2,110,000
    2,826,419 Millennium Digital Media Systems, LLC, F            2,837,018
    5,751,143 Millennium Digital Media Systems, LLC, F              5,772,710
    5,967,118 Millennium Digital Media Systems, LLC, F           5,989,494
    2,000,000 Pine Tree Holdings, Inc., Second Lien Tr           2,035,000
    2,000,000 Qwest Corp., Tranche A Loan, 9.32%, 6/30            2,054,750
    3,933,070 RCN Corp., Term Loan, 5.688% - 8.813%, 1             4,011,732
EURO833,334   SatBirds Finance S.a.r.l., Facility Term                1,011,551
EURO833,333   SatBirds Finance S.a.r.l.,  Facility Ter               998,319
EURO833,333   SatBirds Finance S.a.r.l., Facility Term               998,319
    1,500,000 Stratos Global Corp./Stratos Funding LP,             1,519,688
    4,648,438 WestCom Corp., Tranche B Term Loan, 7.35             4,657,153
                                                       $      40,120,483
              Transportation - 6.0%
    4,373,004 Affinia Group, Inc., Tranche B Term Loan $         4,337,474
    2,549,486 Carey International, Inc., Second Lien T           2,294,538
    5,735,625 Delphi Corp., Term Loan, 13.0%, 6/14/11             6,055,266
    3,000,000 Federal-Mogul Corp., DIP Term Loan, 6.37            3,013,593
EURO3,000,000 Goodyear Dunlop Tires Europe B.V., Term             3,594,635
    2,497,091 Key Plastics, LLC/Key Safety Systems, In            2,459,635
    875,000   Quality Distribution, Inc., PF Letter of                879,375
    1,947,382 Quality Distribution, Inc., Term Loan, 7               1,957,118
    1,003,044 SIRVA Worldwide, Inc., Tranche B Term Lo               968,773
    2,511,563 Transport Industries, L.P., Term Loan B,             2,541,387
                                                       $        28,101,794
              Utility - 7.3%
    6,000,000 ANP Funding I, LLC, Tranche A Term Loan, $        6,045,000
    5,700,000 Calpine Corp., Second Lien Term Loan, 10             5,310,502
    1,658,537 Covanta Energy Corp., Funded Letter of C              1,687,561
    1,118,598 Covanta Energy Corp., Term Loan, 7.379%               1,138,173
    1,967,871 El Paso Corp., Term Loan, 6.813%, 11/23/             1,993,153
    2,977,500 KGEN, LLC, Tranche A Loan, 7.152%, 8/5/1            2,977,500
AUD 9,716,312 Loy Yang Power Projects Pty, Ltd., Secon              7,181,656
    1,431,029 Pike Electric, Inc., Tranche C Term Loan             1,448,917
    2,181,028 Quachita Power, LLC, Term Loan, 7.36%, 8             2,153,765
    4,042,104 Reliant Energy, Inc., Term Loan, 6.089%             4,037,997
                                                       $      33,974,224
              Wireless Communication - 2.1%
    1,847,187 Centennial Cellular Operating Co., Term  $         1,874,382
    3,960,000 Cricket Communications, Inc., Term Loan               4,017,915
    1,995,000 Maritime Telecommunications Network, Inc            2,004,975
    2,000,000 Ntelos, Inc., Second Lien Term Loan, 9.5           2,028,438
                                                       $          9,925,710
               TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
              (Cost $648,166,689)                      $     649,449,715

               SENIOR SECURED FIXED RATE LOAN INTERESTS  - 1.7%  of Net Assets*
              Telecommunications - 0.9%
    4,000,000 Qwest Corp., Tranche B Term Loan, 6.95%, $        4,082,084

              Utility - 0.8%
GBP 1,000,000 Eggborough Power, Ltd., Term Loan, 7.0%, $         3,800,217

               TOTAL SENIOR SECURED FIXED RATE LOAN INTERESTS
              (Cost $8,394,866)                        $         7,882,301

               CORPORATE NOTES - 5.6%  of Net Assets
              Chemicals - 0.5%
    2,500,000 Constar International, Inc., 8.124%, 2/1 $        2,450,000

              Consumer Non-Durables - 1.3%
    6,000,000 Levi Strauss & Co., 9.28%, 4/1/12 (a)    $         6,195,000

              Energy - 0.5%
    2,000,000 Secunda International, Ltd., 12.6%, 9/1/ $         2,140,000

              Gaming & Leisure - 0.6%
    3,000,000 Trump Entertainment Resorts, Inc., 8.5%, $        2,992,500

              Healthcare - 0.9%
    2,000,000 Duloxetine Pharma, 13.0%, 10/15/13(144A) $        2,000,000
    2,000,000 Elan Finance PLC/Elan Finance Corp., 8.7            1,935,000
                                                       $        3,935,000

              Housing - 0.5%
    2,000,000 Builders FirstSource, Inc., 8.999%, 2/15 $         2,055,000

              Retail - 0.4%
    2,000,000 Finlay Fine Jewelry Corp., 8.375%, 6/1/1 $         1,780,000

              Wireless Communication - 0.9%
    5,000,000 Clearwire Corp., 11.0%, 8/15/10          $        4,323,429

               TOTAL CORPORATE NOTES
              (Cost $25,840,061)                       $      25,870,929
    Shares
              COMMON STOCK - 1.2% of Net Assets
              Utility - 1.2%
    234,564   Mirant Corp.                             $          5,770,274

              TOTAL COMMON STOCK
              (Cost $5,899,285)                        $          5,770,274

              WARRANTS - 0.1% of Net Assets
               Gaming & Leisure - 0.0%
    13,873     OpBiz, LLC, Term A, Exp. 8/31/10 (b)    $                -
    32         OpBiz, LLC, Term B, Exp. 8/31/10 (b)                     -
                                                       $                -
              Wireless Communication - 0.1%
    400,000   Clearwire Corp., Exp. 8/15/10 (b)        $            673,200

              TOTAL WARRANTS
    Principal (Cost $0)                                $            673,200
    Amount
    USD ($)   TEMPORARY CASH INVESTMENT - 5.6% of Net Assets
              Repurchase Agreement - 5.6%
    26,000,000UBS Warburg, Inc., 4.45%, dated 2/28/06, repurchase price of
$26,000,000 plus accrued
              interest on 3/1/06 collateralized by $26 $     26,000,000

              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $26,000,000)                       $     26,000,000

              TOTAL INVESTMENTS IN SECURITIES - 153.4%
              (Cost $714,300,091 (c)                   $      715,646,419
              OTHER ASSETS AND LIABILITIES - (3.1)%    $      (14,566,431)
              PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
              DIVIDENDS PAYABLE - (50.3)%              $ (234,528,603)
              NET ASSETS APPLICABLE TO COMMON SHAREOWN $     466,551,385

    NR        Security not rated by S&P or Moody's.

    *         Senior secured floating rate loan interests in which the Trust invests
              generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major
              European banks, such as LIBOR (London InterBank Offered Rate),
              (ii) the prime rate offered by one or more major United States banks,
              (iii) the certificate of deposit  or (iv) other base lending rates used by
              commercial lenders.  The rate shown is the coupon rate at period end.

    (144A) Security is exempt from registration under Rule 144A of the Securities
              Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.
              At February 28, 2006 the value of these securities amounted to $2,000,000 or 0.4% of net assets applicable to common shareowners.


    (a)       Floating Rate Note. The rate shown is the coupon rate at period end.

    (b)       Non-income producing security.

    (c) At February 28, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $714,348,347 was as follows:

              Aggregate gross unrealized gain for all  $        7,423,083
              there is an excess of value over tax cost
              Aggregate gross unrealized loss for all             (6,125,011)
              there is an excess of tax cost over value
                Net unrealized gain                    $         1,298,072

              For financial reporting purposes net unrealized gain on investments was
              $1,345,518 and cost of investments aggregated $714,300,901.

              Glossary of Terms:
              DIP - Debtor-In-Possession




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 28, 2006

* Print the name and title of each signing officer under his or her signature.